SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Sep. 30, 2012 item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of special-purpose subsidiary trusts	2
Number of full-service bank locations	13
Cash and Cash Equivalents
Maturity period of federal funds sold	1 day
Buildings and improvements | Minimum
Premises and Equipment
Estimated lives	3 years
Buildings and improvements | Maximum
Premises and Equipment
Estimated lives	40 years
Furniture and equipment | Minimum
Premises and Equipment
Estimated lives	3 years
Furniture and equipment | Maximum
Premises and Equipment
Estimated lives	10 years